Income Taxes (Tables)	12 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense (benefit)

The components of the income tax expense (benefit) are as follows:

	For the years ended March 31,
	2026	2025	2024
	USD	USD	USD
Current
Cayman Islands	-	-	-
British Virgin Islands	-	-	-
Hong Kong	-	276,574	230,304

Deferred
Cayman Islands	-	-	-
British Virgin Islands	-	-	-
Hong Kong	(2,385)	(5,903)	(47,237)

Total	(2,385)	270,671	183,067

Schedule of deferred tax asset and liability

	As of March 31,
	2026	2025
	USD	USD
Deferred tax assets
Provision for allowance of credit losses	9,077	10,176
Long service payment obligation	1,779	1,093
	10,856	11,269
Deferred tax liabilities
Plant and equipment, net	(1,367)	(4,165)
	(1,367)	(4,165)
Deferred tax assets, net	9,489	7,104

Schedule of income tax expense reconciliation

	For the years ended March 31,
	2026	2025	2024
	USD	USD	USD
(Loss) / Income before income taxes	(1,203,345)	1,296,989	1,239,650
Hong Kong Profits Tax rate	16.5%	16.5%	16.5%
Income taxes computed at Hong Kong Profits Tax rate	(198,552)	214,003	204,542

Reconciling items:
Tax effect of income that is not taxable*	(76)	(10)	(4)
Tax effect of expense that is not deductible	168,330	78,025	68
Tax losses not recognized	27,913	-	-
Effect of two-tier tax rate	-	(21,154)	(21,154)
Statutory tax deduction# (tax holiday)	-	(192)	(385)
Income tax (credit) / expense	(2,385)	270,671	183,067

*	Income that is not taxable mainly consisted of the government subsidies which are non-taxable under Hong Kong income tax law.

#	It represents a reduction granted by the Hong Kong SAR Government of 100% of the tax payable subject to a maximum reduction of HKD3,000 (2025: HKD1,500) for each business.